Additional disclosure requirements (Tables)	6 Months Ended
Jun. 30, 2025
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Condensed Balance Sheets

UNAUDITED CONDENSED BALANCE SHEETS	30 June 2025	31 December 2024
(Parent company only)	(EUR million)
Assets
Cash and due from banks	144,193	157,665
Of which:
To bank subsidiaries	7,888	5,952
Trading account assets	148,171	135,758
Investment securities	76,801	77,230
Of which:
To bank subsidiaries	16,441	16,191
To non-bank subsidiaries	1,215	1,005
Net Loans and leases	308,299	301,937
Of which:
To non-bank subsidiaries	22,867	21,127
Investment in affiliated companies	96,012	100,045
Of which:
To bank subsidiaries	70,536	74,624
To non-bank subsidiaries	25,475	25,421
Premises and equipment, net	6,046	6,219
Other assets	19,135	15,986
Total assets	798,657	794,840

Liabilities
Deposits	387,173	393,787
Of which:
To bank subsidiaries	9,343	6,645
To non-bank subsidiaries	23,267	19,176
Short-term debt	121,204	88,263
Long-term debt	114,122	137,549
Total debt	235,326	225,812
Of which:
To bank subsidiaries	1,955	100
To non-bank subsidiaries	1,339	2,428
Other liabilities	95,560	96,909
Total liabilities	718,059	716,508

Stockholders' equity
Capital stock	7,443	7,576
Retained earnings and other reserves	73,155	70,756
Total stockholders' equity	80,597	78,332

Total liabilities and Stockholders’ Equity	798,657	794,840

Condensed Statements of Income
Following are the summarised unaudited condensed statements of income of Banco Santander, S.A. for the periods ended 30 June 2025 and 2024. Results associated with the businesses held for sale in Poland have been reclassified to 'Income/(charges) after tax from discontinued operations' for both periods. See note 2 above.

UNAUDITED CONDENSED STATEMENTS OF INCOME	Six months ended	Six months ended
(Parent company only)	30 June 2025	30 June 2024
	(EUR million)
Interest income	15,769	17,462
Interest from earning assets	12,900	14,014
Dividends from affiliated companies	2,869	3,448
Of which:
From bank subsidiaries	2,394	3,098
From non-bank subsidiaries	475	350

Interest expense	(9,344)	(9,993)
Interest income / (Charges)	6,425	7,469
Provision for credit losses	(606)	(658)
Interest income / (Charges) after provision for credit losses	5,819	6,811
Non-interest income:	3,292	2,724
Non-interest expense:	(3,852)	(4,525)
Income before income taxes	5,259	5,010
Tax expense or income from continuing operations	(524)	(337)
Income/ (Charges) for the period from continuing operations	4,735	4,673
Income/ (Charges) after tax from discontinued operations	856	729
Net income	5,591	5,402

Condensed Statements of Comprehensive Income
Following are the summarised unaudited condensed statements of comprehensive income of Banco Santander, S.A. for the periods ended 30 June 2025 and 2024.

UNAUDITED CONDENSED STATEMENTS OF	Six months ended	Six months ended
COMPREHENSIVE INCOME (Parent company only)	30 June 2025	30 June 2024
	(EUR million)

NET INCOME	5,591	5,402
OTHER COMPREHENSIVE INCOME	224	71
Items that may be reclassified subsequently to profit or loss	38	93
Hedging instruments (items not designated)	—	—
Revaluation gains (losses)	—	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Debt instruments at fair value with changes in other comprehensive income	70	(26)
Revaluation gains (losses)	6	(95)
Amounts transferred to income statement	64	69
Other reclassifications	—	—
Cash flow hedges:	(65)	163
Revaluation gains/(losses)	(62)	(13)
Amounts transferred to income statement	(3)	176
Amounts transferred to initial carrying amount of hedged items	—	—
Other reclassifications	—	—
Hedges of net investments in foreign operations:	280	—
Revaluation gains (losses)	280	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Exchange differences	(291)	—
Revaluation gains (losses)	(291)	—
Amounts transferred to income statement	—	—
Other reclassifications	—	—
Non-current assets held for sale	—	—
Income tax	44	(44)
Items that will not be reclassified to profit or loss:	186	(22)
Actuarial gains/(losses) on pension plans	24	2
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	144	17
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	(95)	4
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	95	(4)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	40	(61)
Income tax relating to items that will not be reclassified	(22)	20
TOTAL COMPREHENSIVE INCOME	5,815	5,473

Condensed Cash Flow Statements
Following are the summarised unaudited condensed cash flow statements of Banco Santander, S.A. for the periods ended 30 June 2025 and 2024.

UNAUDITED CONDENSED CASH FLOW STATEMENTS	Six months ended	Six months ended
(Parent company only)	30 June 2025	30 June 2024
	(EUR million)
1. Cash flows from operating activities
Consolidated profit	5,591	5,402
Adjustments to profit	1,254	(2,740)
Net increase/decrease in operating assets	(15,128)	(45,848)
Net increase/decrease in operating liabilities	3,812	(11,864)
Reimbursements/payments of income tax	926	1,063
Total net cash flows from operating activities (1)	(3,545)	(53,987)

2. Cash flows from investing activities
Investments (-)	(1,334)	(1,850)
Divestments (+)	4,186	4,285
Total net cash flows from investment activities (2)	2,852	2,435

3. Cash flows from financing activities
Issuance of own equity instruments	—	—
Disposal of own equity instruments	316	302
Acquisition of own equity instruments	(1,903)	(2,032)
Issuance of debt securities	305	3,908
Redemption of debt securities	(3,802)	(2,994)
Dividends paid	(1,643)	(1,485)
Issuance/Redemption of equity instruments	—	—
Other collections/payments related to financing activities	(144)	(151)
Total net cash flows from financing activities (3)	(6,871)	(2,452)

4. Effect of exchange rate changes on cash and cash equivalents (4)	(4,070)	1,156

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	(11,634)	(52,848)
Cash and cash equivalents at beginning of period	97,457	125,020
Cash and cash equivalents at end of period	85,823	72,172

Schedule of preference shares and preferred securities
The following table shows the balance of the preference shares and preferred securities as of 30 June 2025 and 31 December 2024:

	30 June 2025	31 December 2024
	(EUR million)
Preference shares	205	211
Preferred securities	9,089	9,821
Total at period-end	9,294	10,032

Schedule of preference shares and preferred securities by issuer

	Outstanding at 30 June 2025
		Amount in
Preference Shares		currency	Interest rate	Redemption
Issuer/Date of issue	Currency	(million)		Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 30 June 2025
		Amount in
Preferred Securities		currency	Interest rate		Maturity date
Issuer/Date of issue	Currency	(million)

Banco Santander, S.A.
Banco Santander, S.A., January 2020	Euro	1,498.6	4.375%	(B)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	996.5	4.75%	(C)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(D)	Perpetuity
Banco Santander, S.A., September 2021	Euro	998.0	3.625%	(E)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,147.6	9.625%	(F)	Perpetuity
Banco Santander, S.A., November 2023	US Dollar	1,350.0	9.625%	(G)	Perpetuity
Banco Santander, S.A., May 2024	Euro	1,495.2	7.00%	(H)	Perpetuity
Banco Santander, S.A., August 2024	US Dollar	1,500.0	8.00%	(I)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	143.5	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis points on the 5-year Mid-Swap Rate.
C.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
D.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.
F.Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first five years and six months, revised every 5 years thereafter by applying a margin of 530.6 basis points on the 5-year UST rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 9.625% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 529.8 basis points on the 5-year UST rate.
H.Payment is subject to certain conditions and to the discretion of Banco Santander. The 7.00% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 443.2 basis points on the 5-year Mid-Swap rate.

I.Payment is subject to certain conditions and to the discretion of Banco Santander. The 8.00% interest rate is set for the first ten years, revised every 5 years thereafter by applying a margin of 391.1 basis points on the 5-year Mid-Swap rate.